Accrued expenses and other liabilities	9 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
Accrued expenses and other liabilities

Note 5: Accrued expenses and other liabilities

	September 30,	December 31,
	2025	2024
University contribution payable	$350,000	$-
Professional fees	232,963	-
Other	2,740	-
Total	$585,703	$-

In connection with the Merger, the Company entered into D&O insurance agreements with a third-party which is effective for a one-year term starting on September 29, 2025. Included in the accrued expenses and other liabilities is the D&O insurance liability of $204,025. The asset side of the $204,025 D&O insurance was recorded in prepaid expense and other current assets as of September 30, 2025. This amount was fully paid off in October 2025.